Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property, Plant and Equipment

UNITED STATES DOLLAR 31 December 2016				UNITED STATES DOLLAR 31 December 2017
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets[1]	Total		Total	Mine development, infrastructure and other assets[1]	Land, mineral rights and rehabilitation assets
			Cost
735.6	7,913.2	8,648.8	Balance at beginning of the year	9,566.2	8,929.4	636.8
(384.3)	384.3	—	Impact of correction of error[2]	—	—	—

351.3	8,297.5	8,648.8	Restated balance at beginning of the year[3]	9,566.2	8,929.4	636.8
(10.6)	11.6	1.0	Reclassifications	(20.5)	1.8	(22.3)
1.3	627.2	628.5	Additions for continuing operations	833.6	833.3	0.3
—	21.4	21.4	Additions for discontinued operations	6.8	6.8	—
275.9	—	275.9	Gruyere Gold Project asset acquisition[4]	—	—	—
—	43.2	43.2	Reclassification (to)/from assets held for sale (refer note 12)	(43.2)	(43.2)	—
—	(79.1)	(79.1)	Reclassification to assets held for sale (refer note 12)	—	—	—
—	15.1	15.1	Borrowing costs capitalised[5]	22.9	22.9	—
(3.1)	(157.3)	(160.4)	Disposals	(215.1)	(202.5)	(12.6)
—	—	—	Disposal of subsidiary (refer note 12)	(79.1)	(77.7)	(1.4)
14.9	—	14.9	Changes in estimates of rehabilitation assets	8.3	—	8.3
—	3.0	3.0	Other	—	—	—
7.1	146.8	153.9	Translation adjustment	480.8	415.6	65.2

636.8	8,929.4	9,566.2	Balance at end of the year	10,560.7	9,886.4	674.3

			Accumulated depreciation and impairment
301.3	4,035.1	4,336.4	Balance at beginning of the year	5,041.6	5,014.8	26.8
(281.9)	298.7	16.8	Impact of correction of error[2]	—	—	—

19.4	4,333.8	4,353.2	Restated balance at beginning of the year[3]	5,041.6	5,014.8	26.8
—	1.0	1.0	Reclassifications	(20.5)	(20.5)	—
8.0	663.4	671.4	Charge for the year continuing operations	748.1	732.4	15.7
—	14.4	14.4	Charge for the year discontinued operations	3.5	3.3	0.2
3.3	73.1	76.4	Impairment and reversal of impairment, net[6]	(81.3)	(78.4)	(2.9)
—	41.4	41.4	Write-off of exploration and evaluation assets - continuing operations[7]	51.5	51.5	—
—	6.1	6.1	Write-off of exploration and evaluation assets - discontinued operations[7]	1.5	1.5	—
—	42.2	42.2	Reclassification (to)/from assets held for sale (refer note 12)	(3.2)	(3.2)	—
—	(60.5)	(60.5)	Reclassification to assets held for sale (refer note 12)	—	—	—
(3.1)	(155.0)	(158.1)	Disposals	(213.1)	(200.9)	(12.2)
			Disposal of subsidiary (refer note 12)	(75.8)	(74.5)	(1.3)
(0.8)	54.9	54.1	Translation adjustment	215.5	207.1	8.4

26.8	5,014.8	5,041.6	Balance at end of the year	5,667.8	5,633.1	34.7

610.0	3,914.6	4,524.6	Carrying value at end of the year[8]	4,892.9	4,253.3	639.6

1	Included in the cost of mine development, infrastructure and other assets are exploration and evaluation assets amounting to US$10.8 million (2016: US$9.1 million).
2	Based on conversion of resources to reserves a portion of the cost of the mineral rights asset at the Australian operations is allocated from the non-depreciable component of the mineral rights asset to a depreciable component, at this point the mineral rights asset is reclassified from land, mineral rights and rehabilitation assets to mine development, infrastructure and other assets on a mine-by-mine basis. This reclassification relates to the transfer from the non-depreciable to the depreciable component for all periods from acquisition of the mineral rights to the year ended 31 December 2015 given the correction in methodology of the mineral rights asset. On an annual basis transfers are reflected as reclassifications.
3	Refer note 40 for further details.
4	The additions of US$275.9 million (A$372.4 million) are made up of US$197.1 million (A$266.0 million) cash additions and US$78.8 million (A$106.4 million) non-cash additions. Refer note 15.2 for further details.
5	Borrowing costs of US$22.9 million (2016: US$15.1 million) arising on Group general borrowings were capitalised during the period and comprised US$19.4 million (US$15.1 million) borrowing costs related to the qualifying projects at South Deep, US$2.1 million (2016: US$nil) borrowing costs related to the Damang reinvestment project and US$1.4 million (2016: US$nil) borrowing costs related to the Gruyere project. An average interest capitalisation rate of 5.3% (2016: 4.7%) was applied.
6	The impairment reversal of US$81.3 million (2016: charge of US$76.4 million) is made up of US$11.1 million (2016: US$76.4 million) impairment of property, plant and equipment, offset by the reversal of APP impairment amounting to US$39.0 million (refer note 6 for details) and the reversal of the Cerro Corona cash-generating unit impairment of US$53.4 million (refer note 6 for further details).
7	The write-off of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$51.5 million (2016: US$41.4 million) for continuing operations is included in the US$109.8 million (2016: US$86.1 million) “Exploration expense” in the consolidated income statement.
8	Fleet assets and carbon-in-leach (“CIL”) plant in Ghana amounting to US$183.6 million (2016: US$95.5 million) have been pledged as security for the US$100 million senior secured revolving credit facility (refer note 24).